Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	$ 8,692	$ 12,874
Bank deposits	20,611,786	21,013,228
Cash and cash equivalents	$ 20,620,478	$ 21,026,103	$ 26,050,456	$ 24,576,341